Qualified Affordable Housing Project Investments	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Qualified Affordable Housing Project Investments

NOTE 25 – QUALIFIED AFFORDABLE HOUSING PROJECT INVESTMENTS

The Company invests in qualified affordable housing projects. At December 31, 2018 and 2017, the balance of the Company’s investments in qualified affordable housing projects was $4,276 and $3,204, respectively. These balances are reflected in the other assets line on the Consolidated Balance Sheet. The unfunded commitments related to the investments in qualified affordable housing projects totaled $4,922 and $4,510 at December 31, 2018 and 2017, respectively.

During the years ended December 31, 2018, 2017 and 2016, the Company recognized amortization expense with respect to its investments in qualified affordable housing projects of $473, $354 and $304, respectively, which was included within pre-tax income on the Consolidated Statements of Operations.

Additionally, during the years ended December 31, 2018, 2017 and 2016, the Company recognized tax credits and other benefits from its investments in affordable housing tax credits of $903, $686 and $538, respectively.  During the years ended December 31, 2018, 2017 and 2016, the Company did not incur impairment losses related to its investment in qualified affordable housing projects.

Additionally, during the years ended December 31, 2017 and 2016, the Company recognized tax credits and other benefits from its investments in affordable housing tax credits of $686 and $538, respectively. During the years ended December 31, 2017 and 2016, the Company did not incur impairment losses related to its investment in qualified affordable housing projects.